CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared per share	$ 0.12	$ 0.09
Shares purchased for ESOP pursuant to reorganization	392,670
Allocation of ESOP shares	48,637	29,004	29,004
Treasury stock purchased	547	10,517	10,097